M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (Prospectus Summary) | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Investment Objective
The M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the "Fund") seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund	Institutional Class Shares	Retail Class Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.33%	0.33%
Total Annual Fund Operating Expenses	0.63%	0.88%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class Shares	64	202	351	786
Retail Class Shares	90	281	488	1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions and/or bid/ask spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example,
affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87.78% of the average value of its portfolio.
Principal Investment Strategies
To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities ("MBS") and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac, as defined below), and collateralized mortgage obligations ("CMOs"), backed by U.S.
Government and agency MBS. Some of the Fund's investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.

Under normal market conditions, the target dollar-weighted average effective duration for the Fund is expected to range between 1 and 3 years. Duration is a measure of a fixed income security's price sensitivity to changes in interest rates. Duration takes into account a security's cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. The duration of the Fund's portfolio is expressed in years and measures the portfolio's change in value for changes in interest rates. The Fund may also invest in U.S. Treasury bills. The securities held by the Fund may be fixed or variable rate obligations. The Fund may also purchase securities on a when-issued or delayed-delivery basis.

To construct the Fund's investment portfolio, the Adviser utilizes a process based on rigorous quantitative tests. These tests include projecting underlying mortgage prepayment rates under a variety of interest rate scenarios and demographic trends, with regard to any given security's sensitivity to cash flow risk. The nature of such testing is to measure homeowner refinancing/prepayment behavior, relative to mortgage rate changes, and other factors influencing such behavior. The Adviser's process is primarily structured to create value through intensive (i.e. bottom-up) security selection, portfolio construction and relative value trading. Top-down macro issues and factors are incorporated into the process when considered by the Adviser to be appropriate. The Adviser may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, or when other investment opportunities exist that may have more attractive yields.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  Management Risk. The risk that the Adviser's judgments about the attractiveness, value and potential appreciation of the Fund's investments may prove to be incorrect and that the investment strategies employed by the
   Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·  Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  Issuer Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the
   U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser's success and other market conditions.

·  Mortgage-Backed Securities Risks:

   ·  Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Fund's higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

   ·  Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

·  Liquidity Risk. The risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or purchase securities in an amount sufficient to achieve its desired level of exposure.

·  When-Issued Securities Risk. The risk that the price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Updated performance information is available on the Fund's website at www.mdsassfunds.com or by calling the Fund toll-free at 1-855-MDS-FUND (1-855-637-3863).